Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Loss Contingencies [Line Items]
Guaranty Fee Income	$ 0	$ 0	$ 19
Operating Leases, Rent Expense, Net	1,100	900	$ 700
Surety Bond [Member]
Loss Contingencies [Line Items]
Outstanding surety bonds	44,000	33,600		$ 43,600
Surety bonds work remaining to complete	15,700	17,000		13,500
Letter of Credit [Member]
Loss Contingencies [Line Items]
Letter of Credit Facility, Maximum Borrowing Capacity	5,000			5,000
Letters of Credit Outstanding, Amount	3,600			1,800
Optional Facility Increase [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Letter of Credit Facility, Maximum Borrowing Capacity	7,500			7,500
Corporate Joint Venture [Member] | Financial Guarantee [Member]
Loss Contingencies [Line Items]
Long-term Debt, Gross	56,000	74,100		60,700
Loans Payable [Member] | Corporate Joint Venture [Member]
Loss Contingencies [Line Items]
Related Party Transaction, Guarantor Obligations, Underlying Asset Class Guaranteed	$ 8,600	$ 22,500		$ 9,400